Business Combination, Purchase Price Allocation (FY) (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019	Sep. 30, 2022	Dec. 31, 2018
Business Combination [Abstract]
Upfront cash payment		$ 0	$ 263,843	$ 0	$ 0
Allocation of purchase price [Abstract]
Goodwill	$ 0	$ 0	$ 258,619	$ 258,619		$ 258,619	$ 239,578
San Vicente Acquisition LLC [Member]
Business Combination [Abstract]
Percentage of interest acquired	98.59%	98.59%
Upfront cash payment	$ 270,000
Purchase Price Allocations [Abstract]
Cash consideration	330,298
Deferred payments to Kunlun	156,082
Equity, Series Y preferred units of Grindr Group LLC	7,364
Contingent consideration	400
Total consideration	494,144
Allocation of purchase price [Abstract]
Cash, cash equivalents and restricted cash	66,454	$ 66,454
Accounts receivable	9,041	9,041
Other current assets	4,811	4,811
Property and equipment	3,109	3,109
Net intangible assets acquired	198,538	198,538
Other non-current assets	425	425
Current liabilities	(13,871)	(13,871)
Non-current liabilities	(32,982)	(32,982)
Total identifiable net assets	235,525	235,525
Goodwill	258,619	258,619
Total assets acquired	494,144	494,144
Transaction costs	5,920	5,920
San Vicente Acquisition LLC [Member] | Trade Name [Member]
Allocation of purchase price [Abstract]
Net intangible assets acquired	65,844	65,844
San Vicente Acquisition LLC [Member] | Customer Relationships [Member]
Allocation of purchase price [Abstract]
Net intangible assets acquired	94,874	94,874
San Vicente Acquisition LLC [Member] | Technology [Member]
Allocation of purchase price [Abstract]
Net intangible assets acquired	$ 37,820	$ 37,820
San Vicente Acquisition LLC [Member] | Kunlun [Member]
Business Combination [Abstract]
Percentage of interest acquired	1.41%	1.41%
Purchase price adjustments	$ 60,298
Allocation of purchase price [Abstract]
Deferred revenue	$ 4,906	$ 4,906